[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

September 9, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A 1940 Act Registration Number: 811-21104 1933 Act Registration Numbers: 333-89236 CIK: 0001173492 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 26, 2009
Direxion Insurance Trust	0001102060	September 3, 2009
Dreyfus Variable Investment Fund	0000813383	August 14, 2009
Federated Insurance Series	0000912577	August 27, 2009
Franklin Templeton Variable Insurance Products Trust	0000837274	August 24, 2009
Neuberger Berman Advisers Management Trust	0000736913	September 1, 2009
Oppenheimer Variable Account Funds	0000752737	August 24, 2009
PIMCO Variable Insurance Trust	0001047304	August 26, 2009
Rydex Variable Trust	0001064046	September 8, 2009
SBL Fund	0000217087	September 4, 2009
Van Kampen Life Investment Trust	0000778536	August 27, 2009
Variable Insurance Products Fund II	0000831016	August 21, 2009
Variable Insurance Products Fund III	0000927384	August 21, 2009
Variable Insurance Products Fund V	0000823535	September 2, 2009
Wells Fargo Variable Trust	0001081402	September 1, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
    and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573